Note 30 Accumulated Other Comprehensive Income Classified By Concepts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021		Dec. 31, 2020
Accumulated other comprehensive income classified by concepts [Line Items]
Other comprehensive income that will not be reclassified to profit or loss, net of tax	€ (2,105)	€ (1,881)		€ (2,075)
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss	(1,049)	(760)		(998)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,112)	(1,194)	[2]	(1,079)	[2]	€ (1,256)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	55	72		2
Other comprehensive income that will be reclassified to profit or loss, net of tax	(14,148)	(15,760)		(14,401)
Foreign currency translation	(2,498)	(1,408)		(146)
Foreign currency translation	(11,419)	(13,078)		(14,988)
Hedging derivatives. Cash flow hedges effective portion	133	(447)		(533)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(357)	(809)		1,274	[2]	€ 2,069
Share of other recognized income and expense of investments in joint ventures and associates that may be reclassified to profit or loss	(8)	(18)		(9)
Accumulated other comprehensive income	(16,254)	(17,642)	[3]	(16,476)
Mexico, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(3,147)	(1,751)		(681)
Foreign currency translation	(640)	(2,791)		(4,503)
Turkey, New Lira
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	670	358		555
Foreign currency translation	(6,908)	(6,599)		(6,607)
Argentina, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(1,296)	(868)		(1,024)
Venezuela bolivar [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(1,865)	(1,850)		(1,858)
Other exchanges [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(21)	(15)		(19)
Foreign currency translation	€ (711)	€ (969)		€ (995)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).